LEASES (Tables)	12 Months Ended
Sep. 30, 2024
LEASES
Summary of components of leases	The following table summarizes the components of lease expense:

Year ending
September 30,
2024
RMB
Operating lease cost	113
Short-term lease cost	1,037
Total	1,150

Schedule of maturities of operating lease liabilities

Year ending September 30,	RMB
2025	65
2026	65
2027	—
2028	—
Total undiscounted future minimum lease payments	130
Less: Amounts representing interest	2
Total present value of operating lease liabilities	128